SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of segment income to loss from continuing operations before income taxes [line items]
Revenue	$ 11,985	$ 12,595
Other cost of sales/amortization	(7,089)	(7,417)
Exploration, evaluation and project expenses not attributable to segments	(287)	(295)
General and administrative expense	(151)	(185)
Other income not attributable to segments	67	178
Impairment reversals	63	269
Loss on currency translation	(29)	(50)
Closed mine rehabilitation	(18)	(90)
Income from equity investees	446	288
Finance costs, net (includes non-segment accretion)	(355)	(347)
Gain on non-hedge derivatives	2	10
Income before income taxes	4,632	4,946
Loss on debt extinguishment	0	15
Operating segments [member]
Reconciliation of segment income to loss from continuing operations before income taxes [line items]
Income before income taxes	4,668	4,947
Other items not allocated to segments
Reconciliation of segment income to loss from continuing operations before income taxes [line items]
Revenue	109	185
Other cost of sales/amortization	(96)	(155)
Exploration, evaluation and project expenses not attributable to segments	(220)	(210)
General and administrative expense	(151)	(185)
Other income not attributable to segments	187	262
Impairment reversals	63	269
Loss on currency translation	(29)	(50)
Closed mine rehabilitation	(18)	(90)
Income from equity investees	446	288
Finance costs, net (includes non-segment accretion)	(329)	(325)
Gain on non-hedge derivatives	$ 2	$ 10